SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Purchase of referral service	[1]	$ 37,279	$ 155,979
Sale of investment in an affiliate	[2]	37,279	199,238
Summit Planned Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Purchase of referral service	[1]		155,979
Mr. Kwok Wai Man [Member]
Defined Benefit Plan Disclosure [Line Items]
Purchase of referral service	[1]	37,279
Ms. Ding Xiameng [Member]
Defined Benefit Plan Disclosure [Line Items]
Sale of investment in an affiliate	[2]		$ 199,238

[1]	The Company has entered into agreements with two related parties, Summit Planned Ltd and Mr. Kwok Wai Man, pursuant to which two related parties are obligated to facilitate the Company’s brokerage business by referring potential insurance policyholders to the Company and are entitled with the commissions for the insurance policies bought by those policyholders when become effective
[2]	The Company sold the 340,000